Taxes	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Taxes

Note 13 – Taxes

Income tax

Cayman Islands and BVI

Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, our subsidiary established in Hong Kong is subject to 16.5% income tax on taxable income generated from operations in Hong Kong. In addition, payments of dividends from our Hong Kong subsidiary to us are not subject to any Hong Kong withholding tax. The Company did not generate any revenue from operations in Hong Kong since its inception, and therefore is not subject to any income taxes in Hong Kong.

PRC

Under the Income Tax Laws of the PRC, the Company’s VIE and the subsidiaries of the VIE are subject to income tax at a rate of 25%.

The Company’s income tax (benefit) expense is as follows:

	For the Years Ended June 30,
	2019	2018	2017
Current
China	$11,803	$298,935	$-

Deferred
China	380,302	(150,615)	175,435
Total income tax expense	$392,105	$148,320	$175,435

The following table reconciles China statutory rates to the Company’s effective tax rate:

	For the Years Ended June 30,
	2019	2018	2017
China income tax rate	25.0%	25.0%	25.0%
Effect of permanent difference	7.3%	9.6%	3.1%
Change in valuation allowance	(46.8)%	19.5%	(12.6)%
Effective tax rate	(14.5)%	54.1%	15.5%

Deferred tax assets - China

According to Chinese tax regulations, net operating losses can be carried forward to offset operating income for the next five years. Significant components of deferred tax assets were as follows:

	June 30, 2019	June 30, 2018
Net operating losses	$2,062,386	$1,685,498
Deferred revenues	56,906	75,909
Impairment loss	-	19,391
Total deferred tax assets	$2,119,292	$1,780,798
Valuation allowance	(1,772,097)	(997,887)
Deferred tax assets, net	$347,195	$782,911

The following table summarizes the changes in deferred tax assets:

	June 30, 2019	June 30, 2018
Deferred tax assets – beginning balance	$1,780,798	$1,543,718
NOL recognized	424,725	103,056
Temporary differences addition	-	100,117
Exchange rate difference	(86,231)	33,907
Total deferred tax assets	$2,119,292	$1,780,798
Valuation allowance	(1,772,097)	(997,887)
Deferred tax assets, net	$347,195	$782,911

The Company evaluated the recoverable amounts of deferred tax assets, and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weigh to the relative impact of the evidences to the extent it could be objectively verified.

The Company’s NOL resides with different tax reporting entities. Management has provided a 100% allowance for those NOL’s incurred by all its PRC VIE and subsidiaries except for Puhui Beijing because those entities either had historical losses or were in set up stage and thus are not probable to generate adequate taxable income in the next five years. Puhui Beijing incurred a NOL of $8.6 million resulting in $2.2 million of deferred tax assets as of June 30, 2015. It started to make profits and utilize the NOL carryforwards in the fiscal years from 2016 to 2019. Management has provided partial allowances for Puhui Beijing’s NOL to the extent that the NOL will be utilized to offset future taxable income. As of June 30, 2019, and after the valuation allowance, Puhui Beijing has a net operating loss carryforward for income tax purposes of $1.2 million which are available to offset future taxable income through 2020, resulting in approximately $0.3 million of deferred tax assets.

Puhui Beijing’s tax year is based on a calendar year from January 1 to December 31. It has generated pre-tax income (net of permanent differences) since both fiscal year and tax year of 2016. Puhui Beijing also generated pre-tax income for tax year of 2017 from January 1, 2017 to December 31, 2017 and utilized a portion of the NOL carryforwards. Puhui Beijing generated taxable income to realize a portion of its NOL for tax year 2018 (which is based on calendar year) with the remaining NOL to be realized in 2019-2020. As such, management believes its current level of valuation allowance is sufficient for the Company’s deferred tax assets.

As such, the Company believes Puhui Beijing’s continuing utilization of its NOL and our internal forecast of future taxable income based on existing products outweighs the negative evidences of a decrease in revenue and net income for the year ended June 30, 2019. The Company subsequently re-evaluated the valuation allowance for deferred tax assets by its PRC entity annually, and made any additions or reversals based on the results of its re-evaluation.

The following table summarizes the changes in valuation allowance for deferred tax assets:

	June 30, 2019	June 30, 2018
Beginning balance	$997,887	$923,453
Additions	805,027	358,140
Reversals	-	(305,582)
Exchange difference	(30,817)	21,876
Ending balance	1,772,097	997,887

Taxes payable consisted of the following:

	June 30, 2019	June 30, 2018
VAT taxes payable	$-	$62,366
Income taxes payable	-	266,417
Other taxes payable	10,512	27,657
Totals	$10,512	$356,440